Related Parties	12 Months Ended
Sep. 30, 2018
Related Parties [Abstract]
Related Parties

NOTE 16 - RELATED PARTIES

During the year ended September 30, 2018, the Company entered into an engagement letter with Jefferies LLC (“Jefferies”), a wholly owned subsidiary of Jefferies Financial Group (formerly Leucadia National Corporation), which through subsidiaries beneficially owns more than 10% of the outstanding common stock of the Company to act as co-advisor to the Company (with the other co-advisors acting as lead financial advisor to HRG) with respect to HRG’s review of strategic alternatives. Under the Jefferies engagement letter, and effective as of the closing date of the Spectrum Merger, Jefferies received a $3.0 million transaction fee, including reimbursement for all reasonable out of pocket expenses incurred by Jefferies in connection therewith. In addition, HRG agreed to indemnify Jefferies for certain liabilities in connection with such engagement. During the year ended September 30, 2016, Jefferies acted as one of the initial purchasers for SBI’s offering of €425 million of its 4.00% Notes due 2026, for which Jefferies received $0.3 million in discounts, commissions and reimbursements of expenses.